Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Detailed Information About Accounts Payable And Accrued Liabilities [Abstract]
Summary of Accounts Payable and Accrued Liabilities

As at	March 31,
	2022	2021
	$	$
Trade accounts payable	26,604	15,196
Accrued liabilities	26,903	11,130
Accrued compensation	31,396	22,020
Consumption taxes payable	3,694	2,662
Performance obligations in customer contracts	1,013	563
Provision	50	—
	89,660	51,571